PERSONNEL SALARIES EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel Salaries Expenses
Personnel remunerations	$ (174,029)	$ (148,073)	$ (54,129)
Bonus and gratifications/awards	(68,946)	(53,669)	(22,660)
Severances indemnities	(18,803)	(32,704)	(3,458)
Training expenses	(734)	(1,050)	(543)
Life and health insurance	(3,487)	(1,576)	(391)
Other personnel expenses	(15,324)	(8,593)	(5,530)
Total	$ (281,323)	$ (245,665)	$ (86,711)